OPERATING REVENUES	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
OPERATING REVENUES	OPERATING REVENUES
The following table shows the revenues earned from time charters, voyage charters and other revenues for the year ended December 31, 2023, 2022 and 2021:

(in thousands of $)	2023	2022	2021
Time charter revenues	434,827	593,795	603,959
Voyage charter revenues	446,666	518,398	597,812
Other revenues	4,274	1,263	1,410
Total operating revenues	885,767	1,113,456	1,203,181

In 2023, 2022 and 2021, we recognized a total of $24.5 million, $29.3 million and $49.1 million, respectively, in demurrage which is included under voyage charter revenues. Most of our voyage contracts are considered service contracts which fall under the provisions of ASC 606 because we, as the shipowner, retain control over the operations of the vessel such as directing the routes taken or the vessel speed. However, some of our voyage charter contracts could be considered to contain a lease. A voyage charter contains a lease component if the contract (i) specifies a specific vessel asset; and (ii) has terms that allow the charterer to exercise substantive decision-making rights, which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel is used. When a lessor, we have elected the practical expedient for our time charter contracts and voyage charter contracts that qualify as leases to not separate the non-lease component, or service element, from the lease. Furthermore, ASC 842 requires us to account for the combined component in accordance with ASC 606 revenues from contracts with customers if the non-lease components are the predominant components. Under this guidance we have assessed that the lease components were the predominant component for all of our time charter contracts. Furthermore, for certain of our voyage charter contracts the lease components were the predominant components.

For the year ended December 31, 2023 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	434,827	—	434,827
Voyage charter revenues	—	446,666	446,666
Other revenues	—	4,274	4,274
Total operating revenues	434,827	450,940	885,767

Variable lease income included into our time-charter agreements amounted to $22.6 million, $18.9 million and $21.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

For the year ended December 31, 2022 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	579,673	14,122	593,795
Voyage charter revenues	49,746	468,652	518,398
Other revenues	—	1,263	1,263
Total operating revenues	629,419	484,037	1,113,456

For the year ended December 31, 2021 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	603,959	—	603,959
Voyage charter revenues	192,895	404,917	597,812
Other revenues	—	1,410	1,410
Total operating revenues	796,854	406,327	1,203,181

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $24.9 million of contract assets were capitalized in the year ended December 31, 2023 under "Other current assets", of which $21.3 million was amortized up to December 31, 2023, leaving a remaining balance of $3.6 million. In 2023, $4.9 million of contract assets were amortized in relation to voyages in progress at the end of December 31, 2022.

$29.5 million of contract assets were capitalized in the year ended December 31, 2022 under "Other current assets", of which $24.7 million was amortized up to December 31, 2022, leaving a remaining balance of $4.9 million. In 2022, 3.2 million of contract assets were amortized in relation to voyages in progress at the end of December 31, 2021. In 2021, we amortized an aggregate of $17.0 million of capitalized voyage expenses, or contract assets classified as other current assets.

No impairment losses related to capitalized fulfillment costs were recognized in any of the periods.

As of December 31, 2023, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2023	2022
Voyages in progress (contract assets)	15,651	14,690
Trade accounts receivable	11,066	4,468
Other current assets (capitalized fulfillment costs)	3,558	4,894
Total	30,275	24,052
As of December 31, 2023, we recorded $5.3 million (2022: $16.2 million) in total deferred charter revenue for consideration received or unearned revenue related to ongoing voyages at period end. In 2023, we recognized $16.2 million in revenue, which was deferred as at December 31, 2022, as the performance obligations were met. Credit loss allowance as of December 31, 2023 relating to the contract assets above amounted to $0.1 million. No impairment losses were recognized as of December 31, 2023.

With reference to Note 2, "Summary of significant accounting policies", we exited the CCL pool in 2021. Total revenues for 2021 relating to our owned vessels that were under the CCL RSA or arrangements where we are considered the principal were $378.7 million. In addition to these amounts, we retained or paid a net pro/contra amount based on a net settlement of our relative share of the pool results. The net pro/contra amounts relating to the pool arrangements where we were considered the principal were nil for 2023, net negative $0.4 million and $2.0 million for 2022 and 2021, respectively. These amounts are presented under the line item "Other operating income (expenses), net - related party".

With reference to Note 2, "Summary of significant accounting policies", we exited the CTM RSA pool in 2021. Total lease revenues for 2021 relating to our owned Supramax vessels that were under the CTM RSA and which have been accounted for as operating leases were $17.3 million. There were no lease revenues relating to our owned Supramax vessels recognized for 2023 and 2022.